DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Sep. 30, 2015
DERIVATIVE FINANCIAL INSTRUMENTS
DERIVATIVE FINANCIAL INSTRUMENTS

16.DERIVATIVE FINANCIAL INSTRUMENTS

The Company originates and purchases derivative financial instruments, including interest rate lock commitments issued to residential loan customers for loans that will be held for sale, forward sales commitments to sell residential mortgage loans to loan investors and interest rate swaps.  Refer to Note 18,  Fair Value Measurements, for a discussion of the fair value measurement of such derivatives.

Interest Rate Lock Commitments - At September 30, 2015, the Company had issued $204.4 million of unexpired interest rate lock commitments to loan customers compared with $73.6 million of unexpired commitments at September 30, 2014.  Such interest rate lock commitments that meet the definition of derivative financial instruments under ASC Topic 815, Derivatives and Hedging, are carried at their fair values in other assets or other liabilities in the consolidated financial statements, with changes in the fair values of the corresponding derivative financial assets or liabilities recorded as either a charge or credit to current earnings during the period in which the changes occurred.

Forward Sales Commitments - At September 30, 2015, the Company had issued $311.3 million of unexpired forward sales commitments to mortgage loan investors compared with $120.1 million of unexpired commitments at September 30, 2014.  Typically, the Company economically hedges mortgage loans held for sale and interest rate lock commitments issued to its residential loan customers related to loans that will be held for sale by obtaining corresponding best-efforts forward sales commitments with an investor to sell the loans at an agreed-upon price at the time the interest rate locks are issued to the customers.  Forward sales commitments that meet the definition of derivative financial instruments under ASC Topic 815, Derivatives and Hedging, are carried at their fair values in other assets or other liabilities in the consolidated financial statements.  While such forward sales commitments generally served as an economic hedge to the mortgage loans held for sale and interest rate lock commitments, the Company did not designate them for hedge accounting treatment.  Consequently, changes in fair value of the corresponding derivative financial asset or liability were recorded as either a charge or credit to current earnings during the period in which the changes occurred.

Interest Rate Swaps - The Company entered into two $14 million notional value interest-rate swap contracts during 2008 totaling $28 million notional value.  The parties terminated the interest-rate swap agreements during December 2014, together with their remaining obligations to make any further payments under the agreements.  These contracts supported a $14 million, variable-rate, commercial loan relationship and were used to allow the commercial loan customer to pay a fixed interest rate to the Company, while the Company, in turn, charged the customer a floating interest rate on the loan.  Under the terms of the swap contract between the Company and the loan customer, the customer paid the Company a fixed interest rate of 6.58%, while the Company paid the customer a variable interest rate of one-month LIBOR plus 2.30%.  Under the terms of a similar but separate swap contract between the Company and a major securities broker, the Company paid the broker a fixed interest rate of 6.58%, while the broker paid the Company a variable interest rate of one-month LIBOR plus 2.30%.  The two contracts had identical terms except for the interest rates and were scheduled to mature on May 15, 2015.  While these two swap derivatives generally worked together as an economic interest-rate hedge, the Company did not designate them for hedge accounting treatment.  Consequently, both derivatives were marked to fair value through either a charge or credit to current earnings.

The fair values of these derivative assets and liabilities recorded in the consolidated balance sheets at September 30, 2015 and 2014 are summarized as follows:

	2015	2014
Fair value recorded in other assets	$2,267,000	$331,000
Fair value recorded in other liabilities	4,188,000	331,000

The gross gains and losses on these derivative assets and liabilities recorded in non-interest income and expense in the consolidated statements of income and comprehensive income for the years ended September 30, 2015 and 2014 are summarized as follows:

	2015	2014

Gross gains	$11,500,600	$512,000
Gross losses	(12,424,600)	(512,000)

Net gain or loss	$(924,000)	$—

The Bank had $1.8 million in cash pledged to secure its obligation under the interest rate swap contracts at September 30, 2014.